CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
Revenues
Brokerage commission and handling charge income	$ 10,572,744	$ 1,358,388	$ 6,044,746	$ 3,944,779
Interest income	10,441,585	1,341,537	6,666,864	5,536,422
Other income	1,832,569	235,449	878,515	527,217
Total revenues	22,846,898	2,935,374	13,590,125	10,008,418
Costs
Brokerage commission and handling charge expenses	(606,044)	(77,865)	(341,238)	(249,567)
Interest expenses	(1,757,852)	(225,849)	(1,617,450)	(910,759)
Processing and servicing costs	(578,459)	(74,321)	(486,783)	(375,904)
Total costs	(2,942,355)	(378,035)	(2,445,471)	(1,536,230)
Total gross profit	19,904,543	2,557,339	11,144,654	8,472,188
Operating expenses
Research and development expenses	(1,908,758)	(245,238)	(1,493,620)	(1,440,893)
Selling and marketing expenses	(1,980,486)	(254,453)	(1,409,313)	(710,348)
General and administrative expenses	(1,934,692)	(248,570)	(1,620,017)	(1,313,464)
Total operating expenses	(5,823,936)	(748,261)	(4,522,950)	(3,464,705)
Income from operations	14,080,607	1,809,078	6,621,704	5,007,483
Others, net	(367,448)	(47,210)	(86,372)	33,442
Income before income tax expenses and share of loss from equity method investments	13,713,159	1,761,868	6,535,332	5,040,925
Income tax expenses	(2,359,633)	(303,166)	(998,342)	(748,479)
Share of loss from equity method investments	(51,619)	(6,632)	(103,934)	(13,497)
Net income	11,301,907	1,452,070	5,433,056	4,278,949
Attributable to:
Ordinary shareholders of the Company	11,337,721	1,456,671	5,443,094	4,281,474
Non-controlling interests	(35,814)	(4,601)	(10,038)	(2,525)
Net income	11,301,907	1,452,070	5,433,056	4,278,949
Other comprehensive (loss)/income, net of tax
Changes in the fair value of financial assets	(474)	(61)
Foreign currency translation adjustment	301,624	38,754	(200,220)	(1,587)
Total comprehensive income	11,603,057	1,490,763	5,232,836	4,277,362
Attributable to:
Ordinary shareholders of the Company	11,639,140	1,495,400	5,242,611	4,279,887
Non-controlling interests	(36,083)	(4,637)	(9,775)	(2,525)
Total comprehensive income	$ 11,603,057	$ 1,490,763	$ 5,232,836	$ 4,277,362
Net income per share attributable to ordinary shareholders of the Company
Basic | (per share)	$ 10.17	$ 1.31	$ 4.93	$ 3.88
Diluted | (per share)	$ 10.03	$ 1.29	$ 4.86	$ 3.82
Weighted average number of ordinary shares used in computing net income per share
Basic	1,114,463,205	1,114,463,205	1,104,199,740	1,104,899,411
Diluted	1,130,846,701	1,130,846,701	1,120,478,183	1,119,653,571
ADS
Net income per share attributable to ordinary shareholders of the Company
Basic | (per share)	$ 81.36	$ 10.45	$ 39.44	$ 31
Diluted | (per share)	$ 80.24	$ 10.31	$ 38.88	$ 30.59